Long-Term Debt	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Long-Term Debt
Long-Term Debt
Long-term debt, excluding capital leases, was as follows:

(in millions)	December 31,
	2011	2010
Senior secured asset-based revolving credit facility	$—	$188.1
Senior secured term loan facility	1,540.5	1,672.5
Senior secured notes due 2018	500.0	500.0
Senior notes due 2015	129.0	1,207.0
Senior notes due 2019	1,175.0	—
Senior subordinated notes due 2017	721.5	721.5
Total long-term debt	4,066.0	4,289.1
Less current maturities of long-term debt	(201.0)	(132.0)
Long-term debt, excluding current maturities	$3,865.0	$4,157.1
As of December 31, 2011, the Company was in compliance with the covenants under its various credit agreements as described below.
Senior Secured Asset-Based Revolving Credit Facility (“Revolving Loan”)
At December 31, 2011, the Company had no outstanding borrowings under the Revolving Loan, $1.7 million of undrawn letters of credit and $219.0 million reserved related to the floorplan sub-facility.
On June 24, 2011, the Company entered into the Revolving Loan, a new five-year $900.0 million senior secured asset-based revolving credit facility, with the facility being available to the Company for borrowings, issuance of letters of credit and floorplan financing for certain vendor products. The Revolving Loan matures on June 24, 2016, subject to an acceleration provision discussed below. The Revolving Loan replaced the Company's previous revolving loan credit facility that was to mature on October 12, 2012. The Revolving Loan (i) increased the overall revolving credit facility capacity available to the Company from $800.0 million to $900.0 million, (ii) increased the maximum aggregate amount of increases that may be made to the revolving credit facility from $100.0 million to $200.0 million, (iii) added a maturity acceleration provision based upon excess cash availability whereby the Revolving Loan may mature 45 days prior to both the maturity of the non-extended portion of the Company's senior secured term loan facility and the maturity of the Company's senior exchange notes due 2015, if excess cash availability does not exceed the outstanding borrowings of the subject maturing debt at the time of the test plus $150 million, (iv) increased the fee on the unused portion of the revolving credit facility from 25 basis points to either 37.5 or 50 basis points, depending on the amount of utilization, (v) increased the applicable interest rate margin, and (vi) incorporated a $300.0 million floorplan sub-facility, which was increased to $400.0 million on August 2, 2011. In connection with the termination of the previous facility, the Company recorded a loss on extinguishment of long-term debt of $1.6 million in the Company's consolidated statement of operations for the year ended December 31, 2011, representing a write-off of a portion of unamortized deferred financing costs. Fees of $7.2 million related to the Revolving Loan were capitalized as deferred financing costs and are being amortized over the term of the facility on a straight-line basis.
As described in Note 5, in connection with the floorplan sub-facility, the Company entered into the Revolving Loan financing agreement. Amounts outstanding under the Revolving Loan financing agreement are unsecured and noninterest bearing. The Company will either pay the outstanding Revolving Loan financing agreement amounts when they become due, or the Revolving Loan's administrative agent will automatically initiate an advance on the Revolving Loan and use the proceeds to pay the balance on the due date. As of December 31, 2011, the Company owed the financial intermediary $212.2 million under the Revolving Loan financing agreement, which excludes $6.8 million in reserves for open orders that reduce the availability under the Revolving Loan. The total amount reported on the Company's consolidated balance sheet as accounts payable-inventory financing related to the Revolving Loan financing agreement includes $212.2 million owed to the financial intermediary and $28.5 million accrued for product in transit. Changes in cash flows from the Revolving Loan financing agreement are reported in financing activities on the Company's consolidated statement of cash flows.
Borrowings under the Revolving Loan bear interest at a variable interest rate plus an applicable margin. The variable interest rate is based on one of two indices, either (i) LIBOR, or (ii) the Alternate Base Rate (“ABR”) with the ABR being the greatest of (a) the prime rate, (b) the federal funds effective rate plus 50 basis points or (c) the one-month LIBOR plus 1.00%. The applicable margin varies (2.00% to 2.50% for LIBOR borrowings and 1.00% to 1.50% for ABR borrowings) depending upon the Company's average daily excess cash availability under the agreement and after September 30, 2011 is subject to a reduction of 0.25% if, and for as long as, the senior secured leverage ratio is less than 3.0. The senior secured leverage ratio is defined as the ratio of senior secured debt (including amounts owed under certain inventory floorplan arrangements and capital leases) less cash and cash equivalents, to Adjusted EBITDA, a non-GAAP measure, for the four most recently ended fiscal quarters. The margins on the previous revolving loan credit facility varied from 1.00% to 1.75% for LIBOR borrowings and 0.00% to 0.75% for ABR borrowings.
Availability under the Revolving Loan is limited to (a) the lesser of the revolving commitment of $900.0 million and the amount of the borrowing base less (b) outstanding borrowings, letters of credit, and amounts outstanding under the Revolving Loan financing agreement plus a reserve of 15% of open orders. The borrowing base is (a) the sum of the products of the applicable advance rates on eligible accounts receivable and on eligible inventory as defined in the agreement less (b) any reserves. At December 31, 2011, the borrowing base was $1,072.1 million as supported by eligible inventory and accounts receivable balances as of November 30, 2011. The Company could have borrowed up to an additional $679.3 million under the Revolving Loan at December 31, 2011.
CDW LLC is the borrower under the Revolving Loan. All obligations under the Revolving Loan are guaranteed by Parent and each of CDW LLC's direct and indirect, wholly owned, domestic subsidiaries. Borrowings under the Revolving Loan are collateralized by a first priority interest in inventory (excluding inventory collateralized under the inventory floorplan arrangements as described in Note 5), deposits, and accounts receivable, and a second priority interest in substantially all other assets. The Revolving Loan contains negative covenants that, among other things, place restrictions and limitations on the ability of Parent and each of CDW LLC's direct and indirect, wholly owned, domestic subsidiaries to dispose of assets, incur additional indebtedness, incur guarantee obligations, prepay other indebtedness, make distributions or other restricted payments, create liens, make equity or debt investments, make acquisitions, engage in mergers or consolidations, or engage in certain transactions with affiliates. The Revolving Loan also includes maintenance of a minimum average daily excess cash availability requirement. Should the Company fall below the minimum average daily excess cash availability requirement for five consecutive business days, the Company becomes subject to a fixed charge coverage ratio until such time as the daily excess cash availability requirement is met for 30 consecutive business days.
Senior Secured Term Loan Facility (“Term Loan”)
At December 31, 2011, the outstanding principal amount of the Term Loan was $1,540.5 million, with $484.5 million of non-extended loans and $1,056.0 million of extended loans. The effective weighted-average interest rate on Term Loan principal amounts outstanding on December 31, 2011 was 3.98% per annum. For the year ended December 31, 2011, the effective weighted-average interest rate without giving effect to the interest rate swap agreements (see Note 8) was 4.34% per annum, and the effective weighted-average interest rate including the effect of the interest rate swap agreements was 4.51% per annum. The interest rate swap agreements terminated on January 14, 2011.
Borrowings under the Term Loan bear interest at either (a) the ABR plus a margin; or (b) LIBOR plus a margin. The margin is based on the Company's senior secured leverage ratio as defined in the amended agreement evidencing the Term Loan. Effective with the March 2011 amendment discussed below, the margins were reduced on extended loans. For ABR borrowings, the applicable margin varies within a range of 2.50% to 3.00% for non-extended loans and 1.75% to 2.25% for extended loans. For LIBOR borrowings, the applicable margin varies within a range of 3.50% to 4.00% for non-extended loans and 2.75% to 3.25% for extended loans. The non-extended loans mature on October 10, 2014. The extended loans mature on July 15, 2017. The maturity of the extended loans was subject to acceleration to July 15, 2015 if, as of July 14, 2015, (i) the senior secured leverage ratio is greater than or equal to 3.00 to 1.00 and (ii) the outstanding principal amount of Senior Notes with a maturity date of October 12, 2015 is greater than or equal to $500.0 million. The Company completed a cash tender offer and follow-on cash tender offer in 2011 (described below) and, as a result of the reduction in the outstanding balances of the Senior Notes due 2015, the maturity of extended loans will not be accelerated by reason of this provision.
On March 11, 2011, the Company entered into an amendment to the Term Loan, which became effective on March 14, 2011. This amendment, among other things: (i) reduced the margins with respect to extended loans, (ii) established a LIBOR floor of 1.25% and an ABR floor of 2.25% with respect to extended loans, (iii) reset the start date for accumulating restricted payments that count against the general limit of $25.0 million and (iv) provided a 1% prepayment premium for certain repayments or re-pricings of any extended loans for the six month period following the effective date of the amendment. In connection with this amendment, the Company recorded a loss on extinguishment of long-term debt of $3.2 million in the Company's consolidated statement of operations for the year ended December 31, 2011. This loss represents a write-off of a portion of the unamortized deferred financing costs related to the Term Loan.
The Term Loan requires the Company to make certain mandatory prepayments of principal amounts under certain circumstances, including (i) a prepayment in an amount equal to 50% of the Company's excess cash flow for a fiscal year (the percentage rate of which can decrease based upon the total net leverage ratio as defined in the governing agreement), and (ii) the net cash proceeds from the incurrence of certain additional indebtedness by the Company or its subsidiaries. Excess cash flow is defined as Adjusted EBITDA, plus items such as reductions in working capital, less items such as increases in working capital, certain taxes paid in cash, interest that will be paid in cash, capital expenditures and repayment of long-term indebtedness. On March 16, 2011, the Company made a mandatory prepayment of $132.0 million with respect to the year ended December 31, 2010, under the excess cash flow provision. The Company estimates a mandatory prepayment of approximately $201.0 million will be due in 2012 under the excess cash flow provision with respect to the year ended December 31, 2011. The payment is due within ten business days of the filing of this report with the SEC. On February 2, 2012, the Company made an optional prepayment of $120.0 million aggregate principal amount, and on February 14, 2012, the Company made an additional optional prepayment of $60.0 million aggregate principal amount. The prepayments were allocated on a pro rata basis between the extended and non-extended loans. The optional prepayments will reduce the amount of the required excess cash flow payment on a dollar for dollar basis.
CDW LLC is the borrower under the Term Loan. All obligations under the Term Loan are guaranteed by Parent and each of CDW LLC's direct and indirect, wholly owned, domestic subsidiaries. The Term Loan is collateralized by a second priority interest in substantially all inventory (excluding inventory collateralized under the inventory floorplan arrangements as described in Note 5), deposits, and accounts receivable, and by a first priority interest in substantially all other assets. The Term Loan contains negative covenants that, among other things, place restrictions and limitations on the ability of Parent and each of CDW LLC's direct and indirect, wholly owned, domestic subsidiaries to dispose of assets, incur additional indebtedness, incur guarantee obligations, prepay other indebtedness, make distributions or other restricted payments, create liens, make equity or debt investments, make acquisitions, engage in mergers or consolidations, or engage in certain transactions with affiliates. The Term Loan also includes a senior secured leverage ratio requirement. The senior secured leverage ratio is required to be maintained on a quarterly basis. Compliance may be determined after giving effect to a designated equity contribution to the Company to be included in the calculation of Adjusted EBITDA. The senior secured leverage ratio for the four quarters ended December 31, 2011 was required to be at or below 7.25. For the four quarters ended December 31, 2011, the senior secured leverage ratio was 2.7.
The Company is required to maintain an interest rate hedge to fix or cap the interest rate on at least 50% of the outstanding principal amount of the Term Loan through maturity, subject to certain limitations currently in effect. With the interest rate cap agreements in effect at December 31, 2011 as described in Note 8, the Company expects to be in compliance with this requirement through January 14, 2013.
8.0% Senior Secured Notes due 2018 (“Senior Secured Notes”)
The Senior Secured Notes were issued on December 17, 2010 and will mature on December 15, 2018. At December 31, 2011, the outstanding principal amount of the Senior Secured Notes was $500.0 million.
CDW LLC and CDW Finance Corporation are the co-issuers of the Senior Secured Notes and the obligations under the notes are guaranteed by Parent and each of CDW LLC's direct and indirect, wholly owned, domestic subsidiaries. The Senior Notes are secured on a pari passu basis with the Term Loan by a second priority interest in substantially all inventory (excluding inventory collateralized under the inventory floorplan arrangements as described in Note 5), deposits, and accounts receivable, and by a first priority interest in substantially all other assets. The Senior Secured Note indenture contains negative covenants that, among other things, place restrictions and limitations on the ability of Parent and each of CDW LLC's direct and indirect, wholly owned, domestic subsidiaries to dispose of assets, incur additional indebtedness, incur guarantee obligations, prepay other indebtedness, make distributions or other restricted payments, create liens, make equity or debt investments, make acquisitions, engage in mergers or consolidations, or engage in certain transactions with affiliates. The Senior Secured Note indenture does not contain any financial covenants.
11.0% Senior Exchange Notes due 2015 (“Senior Exchange Notes”); 11.50% / 12.25% Senior PIK Election Exchange Notes due 2015 (“PIK Election Notes” together with the Senior Exchange Notes, the “Senior Notes”)
At December 31, 2011, the outstanding principal amount of the Senior Notes was $129.0 million. The Senior Notes have a maturity date of October 12, 2015. The Senior Notes are comprised of $49.3 million of Senior Exchange Notes and $79.7 million of PIK Election Notes. The Company is required to pay cash interest on the outstanding principal of the Senior Exchange Notes. For PIK Election Notes, the Company paid cash interest for the interest period April 15, 2011 through October 15, 2011 and is required to pay cash interest on the outstanding principal of the PIK Election Notes for the remaining interest periods through maturity.
On April 13, 2011, the Company completed a cash tender offer (the “Initial Senior Notes Tender Offer”) and purchased $665.1 million aggregate principal amount of Senior Notes comprised of $519.2 million of the Senior Exchange Notes and $145.9 million of the PIK Election Notes. The Company concurrently issued $725.0 million in aggregate principal amount of 2019 Senior Notes (as defined below). The proceeds from this offering, together with cash on hand and borrowings under the then-outstanding revolving loan credit facility, were used to fund the purchase of the tendered Senior Notes, including $665.1 million aggregate principal amount of Senior Notes, $59.9 million in tender offer premium and $36.5 million of accrued and unpaid interest, along with transaction fees and expenses.
On May 20, 2011, the Company completed a follow-on cash tender offer (the “Follow-on Senior Notes Tender Offer,” and together with the Initial Senior Notes Tender Offer, the “Senior Notes Tender Offers”) and purchased an additional $412.8 million aggregate principal amount of Senior Notes comprised of $321.4 million of the Senior Exchange Notes and $91.4 million of the PIK Election Notes. The Company concurrently issued $450.0 million in aggregate principal amount of additional 2019 Senior Notes. The proceeds from this offering, together with cash on hand and borrowings under the then-outstanding revolving loan credit facility, were used to fund the purchase of the tendered Senior Notes, including $412.8 million aggregate principal amount of Senior Notes, $37.2 million in tender offer premium and $4.5 million of accrued and unpaid interest, along with transaction fees and expenses. The aggregate principal amount of Senior Notes outstanding following the Senior Notes Tender Offers is $129.0 million. As a result, the maturity of extended loans under the Term Loan will not be subject to acceleration on July 15, 2015 as described above.
In connection with the Senior Notes Tender Offers, the Company recorded a loss on extinguishment of long-term debt of $114.1 million in the Company's consolidated statement of operations for the year ended December 31, 2011. This loss represents $97.0 million in tender offer premiums and $17.1 million for the write-off of a portion of the unamortized deferred financing costs related to the Senior Notes. In connection with the issuance of 2019 Senior Notes, fees of $19.1 million were capitalized as deferred financing costs and are being amortized over the term of the notes using the effective interest method.
CDW LLC and CDW Finance Corporation are the co-issuers of the Senior Notes. Obligations under the Senior Notes are guaranteed on an unsecured senior basis by Parent and each of CDW LLC's direct and indirect, wholly owned, domestic subsidiaries. The Senior Notes contain negative covenants that, among other things, place restrictions and limitations on the ability of Parent and each of CDW LLC's direct and indirect, wholly owned, domestic subsidiaries to dispose of assets, incur additional indebtedness, incur guarantee obligations, prepay other indebtedness, make distributions or other restricted payments, create liens, make equity or debt investments, make acquisitions, engage in mergers or consolidations, or engage in certain transactions with affiliates. The Senior Notes do not contain any financial covenants.
On February 2, 2012, the Company commenced a tender offer to purchase any and all of the remaining $129.0 million aggregate principal amount of Senior Notes. On February 17, 2012, the Company accepted for purchase $120.6 million principal amount of the outstanding Senior Notes that were tendered. The Company also called for redemption on March 19, 2012 the remaining $8.4 million principal amount of Senior Notes that were not tendered. On March 5, 2012, the Company accepted for purchase an additional $0.1 million principal amount of the outstanding Senior Notes that were tendered prior to the expiration of the tender offer on March 2, 2012 and, therefore, are no longer subject to redemption on March 19, 2012. These transactions are described in further detail in Note 21.
8.5% Senior Notes due 2019 (“2019 Senior Notes”)
As discussed above, on April 13, 2011, the Company issued $725.0 million principal amount of 2019 Senior Notes and on May 20, 2011, the Company issued an additional $450.0 million principal amount of 2019 Senior Notes. The proceeds from these issuances together with cash on hand and borrowings under the then-outstanding revolving loan credit facility were used to fund the Senior Notes Tender Offers. The 2019 Senior Notes will mature on April 1, 2019. At December 31, 2011, the outstanding principal amount of the 2019 Senior Notes was $1,175.0 million.
CDW LLC and CDW Finance Corporation are the co-issuers of the 2019 Senior Notes. Obligations under the 2019 Senior Notes are guaranteed on an unsecured senior basis by Parent and each of CDW LLC's direct and indirect, wholly owned, domestic subsidiaries. The 2019 Senior Notes contain negative covenants that, among other things, place restrictions and limitations on the ability of Parent and each of CDW LLC's direct and indirect, wholly owned, domestic subsidiaries to dispose of assets, incur additional indebtedness, incur guarantee obligations, prepay other indebtedness, make distributions or other restricted payments, create liens, make equity or debt investments, make acquisitions, engage in mergers or consolidations, or engage in certain transactions with affiliates. The 2019 Senior Notes do not contain any financial covenants.
On February 17, 2012, the Company issued $130.0 million in aggregate principal amount of additional 2019 Senior Notes at an issue price of 104.375% of par, as further described in Note 21.
12.535% Senior Subordinated Exchange Notes due 2017 (“Senior Subordinated Notes”)
At December 31, 2011, the outstanding principal amount of the Senior Subordinated Notes was $721.5 million. The Senior Subordinated Notes have a maturity date of October 12, 2017. On March 10, 2010, one of the Company's wholly owned subsidiaries purchased $28.5 million of principal amount of senior subordinated debt for a purchase price of $18.6 million. The Company recorded a gain on the extinguishment of long-term debt of $9.2 million in the Company's consolidated statement of operations for the year ended December 31, 2010 related to this repurchase. In May 2010, the $28.5 million in principal amount of senior subordinated debt that were repurchased were exchanged for increasing rate notes and subsequently surrendered to the indenture trustee for cancellation.
CDW LLC and CDW Finance Corporation are the co-issuers of the Senior Subordinated Notes. Obligations under the Senior Subordinated Notes are guaranteed on an unsecured senior basis by Parent and each of CDW LLC's direct and indirect, wholly owned, domestic subsidiaries. The Senior Subordinated Notes contain negative covenants that, among other things, place restrictions and limitations on the ability of Parent and each of CDW LLC's direct and indirect, wholly owned, domestic subsidiaries to dispose of assets, incur additional indebtedness, incur guarantee obligations, prepay other indebtedness, make distributions or other restricted payments, create liens, make equity or debt investments, make acquisitions, engage in mergers or consolidations, or engage in certain transactions with affiliates. The Senior Subordinated Notes do not contain any financial covenants.
Long-Term Debt Maturities
As of December 31, 2011, the maturities of long-term debt were as follows:

(in millions)
Year ended December 31,
2012	$201.0
2013	—
2014	421.3
2015	129.0
2016	—
Thereafter	3,314.7
$4,066.0

Fair Value
Based on the quoted market price, trades and/or composite bid prices from dealers, all of which were obtained from independent sources, the estimated fair value of the Company's long-term debt at December 31, 2011 approximated $4,011.3 million.
Deferred Financing Costs
Deferred financing costs, such as underwriting, financial advisory, professional fees and other similar fees, are capitalized and amortized to interest expense over the estimated life of the related debt instrument.
The following table summarizes the deferred financing costs activity for the years ended December 31, 2010 and 2011:

(in millions)	December 31,
	2011	2010
Beginning Balance	$79.7	$91.2
Additional costs capitalized	26.3	14.3
Amortization expense	(15.7)	(18.0)
Write-off of unamortized deferred financing costs	(21.8)	(7.8)

Ending Balance	$68.5	$79.7

As of December 31, 2011 and December 31, 2010, the weighted-average remaining life of unamortized deferred financing costs was 5.9 and 5.7 years, respectively.